REVENUE AND SEGMENT INFORMATION - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregated revenue:
Sales of goods	¥ 184,077,018	¥ 188,752,179	¥ 179,785,704
Rendering of services	1,587,246	1,145,304	325,055
Total revenue from contracts with customers (net of value-added tax)	185,664,264	189,897,483	180,110,759
Sale of goods	1,565,285	1,543,164
Others	73,541	36,158
Revenue recognised that was included in contract liabilities at the beginning of the reporting period	1,638,826	1,579,322
Amounts expected to be rexognized allocated to remaining performance obligations	1,582,199	1,764,584
Within 1 year
Disaggregated revenue:
Amounts expected to be rexognized allocated to remaining performance obligations	1,399,340	1,638,826
2022 and subsequent years
Disaggregated revenue:
Amounts expected to be rexognized allocated to remaining performance obligations	182,859	125,758
Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	184,077,018	188,752,179
Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	¥ 1,587,246	1,145,304
Minimum
Disaggregated revenue:
Period of remaining performance obligation	1 year
Maximum
Disaggregated revenue:
Period of remaining performance obligation	10 years
Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	¥ 177,022,432	184,121,468
Outside of Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	8,641,832	5,776,015
Operating segment
Disaggregated revenue:
Inter-segment revenue	71,303,112
Inter-segment elimination
Disaggregated revenue:
Sales of goods	(69,122,016)	(67,969,391)
Rendering of services	(2,181,096)	(1,578,779)
Inter-segment revenue		69,548,170	68,037,641
Total revenue from contracts with customers (net of value-added tax)	(71,303,112)	(69,548,170)
Inter-segment elimination | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	(69,122,016)	(67,969,391)
Inter-segment elimination | Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	(2,181,096)	(1,578,779)
Inter-segment elimination | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	(71,303,112)	(69,548,170)
Alumina | Operating segment
Disaggregated revenue:
Sales of goods	42,295,806	43,690,995
Inter-segment revenue	(29,436,854)	(29,573,401)	(29,392,495)
Total revenue from contracts with customers (net of value-added tax)	42,295,806	43,690,995
Alumina | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	42,295,806	43,690,995
Alumina | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	42,295,806	43,690,995
Primary aluminum | Operating segment
Disaggregated revenue:
Sales of goods	51,729,483	49,043,864
Inter-segment revenue	(11,458,500)	(11,694,382)	(12,457,863)
Total revenue from contracts with customers (net of value-added tax)	51,729,483	49,043,864
Primary aluminum | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	51,729,483	49,043,864
Primary aluminum | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	51,729,483	49,043,864
Energy | Operating segment
Disaggregated revenue:
Sales of goods	7,184,216	7,335,347
Inter-segment revenue	(243,788)	(236,136)	(198,337)
Total revenue from contracts with customers (net of value-added tax)	7,184,216	7,335,347
Energy | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	7,184,216	7,335,347
Energy | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	7,184,216	7,335,347
Trading | Operating segment
Disaggregated revenue:
Sales of goods	151,540,471	156,158,740
Rendering of services	3,768,342	2,724,083
Inter-segment revenue	(30,058,138)	(27,877,188)	(25,775,920)
Total revenue from contracts with customers (net of value-added tax)	155,308,813	158,882,823
Trading | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	151,540,471	156,158,740
Trading | Operating segment | Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	3,768,342	2,724,083
Trading | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	146,666,981	153,106,808
Trading | Operating segment | Outside of Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	8,641,832	5,776,015
Corporate and other operating segments | Operating segment
Disaggregated revenue:
Sales of goods	449,058	492,624
Inter-segment revenue	(105,832)	(167,063)	¥ (213,026)
Total revenue from contracts with customers (net of value-added tax)	449,058	492,624
Corporate and other operating segments | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	449,058	492,624
Corporate and other operating segments | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	¥ 449,058	¥ 492,624